Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	74 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended		120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000017533
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GTCIX
C000260453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		GTCLX
C000017534
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GTLOX
C000158301
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		GTLIX
C000017535
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GTLLX
C000158302
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]		GTILX
C000195216
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GQSCX
C000260455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]		GQSIX
C000195215
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GQLVX
C000164151
Average Annual Return [Line Items]
Line Graph and Table Measure Name			RESGX
C000176162
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GEQIX
C000035926
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GTAPX
C000211480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		GTLSX
C000017538
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GTCSX
C000017539
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GTSCX
C000164152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[7]		GWILX
C000017540
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GTCEX
C000035927
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GTTMX
C000118430
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NOVIX
C000260454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]		NOVLX
C000090298
Average Annual Return [Line Items]
Line Graph and Table Measure Name			GTSOX
C000173616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]		GLSOX
Without Sales Load [Member] | C000017533
Average Annual Return [Line Items]
Average Annual Return, Percent			28.62%	15.07%								7.33%
Without Sales Load [Member] | C000260453
Average Annual Return [Line Items]
Average Annual Return, Percent		15.84%
Without Sales Load [Member] | C000017534
Average Annual Return [Line Items]
Average Annual Return, Percent			12.19%	13.17%								10.13%
Without Sales Load [Member] | C000158301
Average Annual Return [Line Items]
Average Annual Return, Percent			12.43%	13.40%						10.55%
Without Sales Load [Member] | C000017535
Average Annual Return [Line Items]
Average Annual Return, Percent			24.18%	16.69%								14.48%
Without Sales Load [Member] | C000158302
Average Annual Return [Line Items]
Average Annual Return, Percent			24.43%	16.93%							14.67%
Without Sales Load [Member] | C000195216
Average Annual Return [Line Items]
Average Annual Return, Percent			5.54%	15.81%		9.28%
Without Sales Load [Member] | C000260455
Average Annual Return [Line Items]
Average Annual Return, Percent		13.05%
Without Sales Load [Member] | C000195215
Average Annual Return [Line Items]
Average Annual Return, Percent			8.56%	13.88%		7.91%
Without Sales Load [Member] | C000164151
Average Annual Return [Line Items]
Average Annual Return, Percent			9.36%	12.23%					10.89%
Without Sales Load [Member] | C000176162
Average Annual Return [Line Items]
Average Annual Return, Percent			5.52%	11.68%			9.75%
Without Sales Load [Member] | C000035926
Average Annual Return [Line Items]
Average Annual Return, Percent			12.47%	10.37%								4.91%
Without Sales Load [Member] | C000211480
Average Annual Return [Line Items]
Average Annual Return, Percent			12.62%	10.57%	7.20%
Without Sales Load [Member] | C000017538
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.52%)	12.37%								8.07%
Without Sales Load [Member] | C000017539
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.31%)	12.59%								8.28%
Without Sales Load [Member] | C000164152
Average Annual Return [Line Items]
Average Annual Return, Percent			8.93%	13.20%					10.83%
Without Sales Load [Member] | C000017540
Average Annual Return [Line Items]
Average Annual Return, Percent			13.86%	14.54%								12.29%
Without Sales Load [Member] | C000035927
Average Annual Return [Line Items]
Average Annual Return, Percent			16.85%	16.61%								10.58%
Without Sales Load [Member] | C000118430
Average Annual Return [Line Items]
Average Annual Return, Percent			19.81%	11.57%								7.25%
Without Sales Load [Member] | C000260454
Average Annual Return [Line Items]
Average Annual Return, Percent		14.36%
Without Sales Load [Member] | C000090298
Average Annual Return [Line Items]
Average Annual Return, Percent			9.36%	9.70%								6.80%
Without Sales Load [Member] | C000173616
Average Annual Return [Line Items]
Average Annual Return, Percent			9.49%	9.91%				7.07%
GLENMEDE INDEX: MSCI World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Excluding United States Index
Average Annual Return, Percent			23.59%	12.74%								7.75%
GLENMEDE INDEX: MSCI World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Excluding United States Index
Average Annual Return, Percent		8.97%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.14%	17.05%								14.39%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.14%	17.05%						14.62%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.14%	17.05%								14.39%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.14%	17.05%							14.27%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.45%	17.64%		14.88%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.74%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.14%	17.05%		14.62%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.14%	17.05%					14.92%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.45%	17.64%			15.21%
GLENMEDE INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.81%	16.74%								14.08%
GLENMEDE INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.81%	16.74%	15.46%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.45%	17.64%								14.64%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.45%	17.64%								14.64%
GLENMEDE INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.81%	16.74%					14.60%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.45%	17.64%								14.64%
GLENMEDE INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.81%	16.74%								14.08%
GLENMEDE INDEX: MSCI ALL COUNTRY WORLD INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index Net
Average Annual Return, Percent			22.64%	14.61%								11.31%
GLENMEDE INDEX: MSCI ALL COUNTRY WORLD INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index Net
Average Annual Return, Percent		19.57%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.45%	17.64%								14.64%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.45%	17.64%				15.63%
GLENMEDE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent			30.52%	19.24%								18.28%
GLENMEDE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent			30.52%	19.24%							18.18%
GLENMEDE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			14.41%	11.50%		8.19%
GLENMEDE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		23.35%
GLENMEDE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			11.15%	14.28%		9.53%
GLENMEDE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			11.15%	14.28%			9.39%
GLENMEDE INDEX: BLOOMBERG U.S. TREASURY BELLWETHER 3- MONTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwether 3-Month Index
Average Annual Return, Percent			4.40%	3.10%								2.15%
70% Bloomberg U.S. Treasury Bellwether 3-Month Index / 30% Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]		Blended Index
Average Annual Return, Percent			9.28%	7.32%								5.88%
GLENMEDE INDEX: BLOOMBERG U.S. TREASURY BELLWETHER 3- MONTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwether 3-Month Index
Average Annual Return, Percent			4.40%	3.10%	2.73%
70% Bloomberg U.S. Treasury Bellwether 3-Month Index / 30% Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]		Blended Index
Average Annual Return, Percent			9.28%	7.32%	6.75%
GLENMEDE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			14.41%	11.50%								9.36%
GLENMEDE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			9.87%	13.85%								8.66%
GLENMEDE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			14.41%	11.50%								9.36%
GLENMEDE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			9.87%	13.85%								8.66%
GLENMEDE INDEX: RUSSELL 2500 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.94%	11.84%					10.52%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			21.14%	17.05%					14.92%
GLENMEDE INDEX: DOW JONES INDUSTRIAL AVERAGE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average Index
Average Annual Return, Percent			15.84%	14.61%								12.85%
40 PWT/10 PUTR/40 PXEA/10 PXEF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]		Blended PutWrite Index
Average Annual Return, Percent			11.93%	9.37%								4.82%
40 PWT/10 PUTR/40 PXEA/10 PXEF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]		Blended PutWrite Index
Average Annual Return, Percent		9.74%
GLENMEDE INDEX: CBOE S&P 500 PUT-WRITE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Put-Write Index
Average Annual Return, Percent			11.17%	12.37%								7.62%
GLENMEDE INDEX: CBOE S&P 500 PUT-WRITE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Put-Write Index
Average Annual Return, Percent			11.17%	12.37%				7.92%

[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on May 12, 2025 is based on the performance of Advisor Class shares. For the period beginning May 12, 2025, the actual performance of the Institutional Class Shares is reflected.
[2]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on December 30, 2015 is based on the performance of Advisor Class shares. For the period beginning December 30, 2015, the actual performance of Institutional Class shares is reflected.
[3]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on November 5, 2015 is based on the performance of Advisor Class shares. For the period beginning November 5, 2015, the actual performance of Institutional Class shares is reflected.
[4]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on May 12, 2025 is based on the performance of Advisor Class shares. For the period beginning May 12, 2025, the actual performance of the Institutional Class Shares is reflected.
[5]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on September 13, 2019 is based on the performance of Advisor Class shares. For the period beginning September 13, 2019, the actual performance of Institutional Class shares is reflected.
[6]	Effective September 2, 2025, the Portfolio changed its primary broad-based benchmark from the Russell 1000 Index to the Russell 3000 Index and added the Russell 2500 Index as a secondary performance benchmark in connection with certain changes to the Portfolio's principal investment strategies.
[7]	The Portfolio's returns for the period between December 22, 2015 and September 1, 2025, are the returns of the Portfolio when it followed different investment strategies and process under the name Glenmede Women in Leadership U.S. Equity Portfolio.
[8]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on May 12, 2025 is based on the performance of Advisor Class shares. For the period beginning May 12, 2025, the actual performance of the Institutional Class Shares is reflected.
[9]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on November 9, 2016 is based on the performance of Advisor Class shares. For the period beginning November 9, 2016, the actual performance of Institutional Class shares is reflected.
[10]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.
[11]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.
[12]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.
[13]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.